Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$178,700
Additions	1,495,637
Amortization	(592,856)
Balance December 31, 2024	$1,081,481
Additions	3,698,982
Spin-off of Handysize tanker vessel (Note 1)	(823,410)
Disposals	(1,624,527)
Amortization	(496,545)
Balance December 31, 2025	$1,835,981